Reinsurance and Indemnification - Mandatory FHCF Contracts (Details) $ in Millions	7 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($) hurricane	Dec. 31, 2018 USD ($)
Reinsurance Retention Policy [Line Items]
Number of hurricanes | hurricane	2
Retention amount for catastrophe reinsurance agreement contracts		$ 500
Florida Excess Catastrophe Reinsurance Agreement
Reinsurance Retention Policy [Line Items]
Catastrophe reinsurance aggregate, loss limit per contract year, percent		90.00%
Catastrophe reinsurance loss amount		$ 180
Catastrophe reinsurance aggregate loss limit, remaining	$ 67	67
Florida Excess Catastrophe Reinsurance Agreement, Two Largest Hurricanes
Reinsurance Retention Policy [Line Items]
Limit of aggregate losses under aggregate excess agreement	56
Retention amount for catastrophe reinsurance agreement contracts	19
Hurricane | Florida Excess Catastrophe Reinsurance Agreement
Reinsurance Retention Policy [Line Items]
Catastrophe reinsurance aggregate loss limit, exhausted	$ 113	$ 113